Discontinued Operation of Elite English	12 Months Ended
May 31, 2014
Text Block [Abstract]
Discontinued Operation of Elite English
5.	DISCONTINUED OPERATION OF ELITE ENGLISH

In July 2012, the Group transferred the ownership of the assets and liabilities of Elite English, which operates high-end, personalized, advanced English language training for high-income working professionals and other adults in large developed cities, to Mr. Yunkai Weng, an employee and the head of Elite English, for US$5,500 through three installments during the period from May 2014 to May 2016. The Group did not recognize the receivables and disposal gain since the collectability was not assured as of May 31, 2014. The gain will be recognized upon receipt.

The carrying amounts of the major classes of assets and liabilities disposed as of July 2012 were as follows:

US$
Cash and cash equivalents	4,780
Accounts receivable	2,045
Inventory	314

Total current assets	7,139

Property, plant and equipment	2,488

Total assets	9,627

Deferred revenue	9,007
Accrued expense and other current liabilities	620

Total liabilities	9,627

Summary operating results from disposal of Elite English, which has been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Net revenue from discontinued operation	18,523	1,445	—

Loss on discontinued operations, net of tax	(3,228)	(407)	—